Document And Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	E-Home Household Service Holdings Limited
Trading Symbol	EJH
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding	27,248,959
Amendment Flag	false
Entity Central Index Key	0001769768
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40375
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Title of 12(b) Security	Ordinary Shares, par value $0.2 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6907
Auditor Name	Enrome LLP
Auditor Location	Singapore
Business Contact
Document Information Line Items
Entity Address, Address Line One	E-Home, 18/F, East Tower, Building B
Entity Address, Address Line Two	Dongbai Center, Yangqiao Road
Entity Address, Address Line Three	Gulou District
Entity Address, City or Town	Fuzhou City
Entity Address, Postal Zip Code	350001
Entity Address, Country	CN
Contact Personnel Name	Wenshan Xie
City Area Code	+86-591
Local Phone Number	87590668